PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Long-Lived Asset Impairments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Long-lived asset impairment	$ 1,600	$ 7,700	$ 1,764	$ 9,305	$ 5,505
Williston Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			569	7,554	0
Piceance/DJ Basins
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			0	1,220	0
Barnett Shale
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			$ 1,195	$ 531	$ 5,505